Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Balance (in value) at Jun. 30, 2011	$ 487,874,000	$ 7,274,000	$ 215,258,000	$ 317,354,000	$ (8,244,000)	$ (59,200,000)	$ 15,432,000
Balance (in shares) at Jun. 30, 2011		67,851,000
Net Income	5,078,000			5,078,000
Other comprehensive income (loss), net of income tax	8,164,000						8,164,000
ESOP shares committed to be released	1,367,000		(88,000)		1,455,000
Dividends contributed for payment of ESOP loan	160,000		160,000
Stock option expense	41,000		41,000
Treasury stock purchases (in shares)		(915,000)
Treasury stock purchases (in value)	(8,464,000)					(8,464,000)
Restricted stock plan shares earned	168,000		168,000
Cash dividends declared ($0.15/public share)	(2,321,000)			(2,321,000)
Cash dividends paid to Kearny MHC	(450,000)			(450,000)
Balance (in value) at Jun. 30, 2012	491,617,000	7,274,000	215,539,000	319,661,000	(6,789,000)	(67,664,000)	23,596,000
Balance (in shares) at Jun. 30, 2012		66,936,000
Net Income	6,506,000			6,506,000
Other comprehensive income (loss), net of income tax	(27,735,000)						(27,735,000)
ESOP shares committed to be released	1,431,000		(24,000)		1,455,000
Dividends contributed for payment of ESOP loan	(2,000)		(2,000)
Stock option expense	41,000		41,000
Treasury stock purchases (in shares)		(435,000)
Treasury stock purchases (in value)	(4,319,000)					(4,319,000)
Restricted stock plan shares earned	168,000		168,000
Balance (in value) at Jun. 30, 2013	467,707,000	7,274,000	215,722,000	326,167,000	(5,334,000)	(71,983,000)	(4,139,000)
Balance (in shares) at Jun. 30, 2013	66,500,740	66,501,000
Net Income	5,573,000			5,573,000
Other comprehensive income (loss), net of income tax	(5,835,000)						(5,835,000)
ESOP shares committed to be released	758,000		31,000		727,000
Stock option expense	20,000		20,000
Treasury stock purchases (in shares)		(366,000)
Treasury stock purchases (in value)	(3,792,000)					(3,792,000)
Restricted stock plan shares earned	84,000		84,000
Balance (in value) at Dec. 31, 2013	464,515,000	7,274,000	215,857,000	331,740,000	(4,607,000)	(75,775,000)	(9,974,000)
Balance (in shares) at Dec. 31, 2013		66,135,000
Balance (in value) at Jun. 30, 2013	467,707,000	7,274,000	215,722,000	326,167,000	(5,334,000)	(71,983,000)	(4,139,000)
Balance (in shares) at Jun. 30, 2013	66,500,740	66,501,000
Net Income	10,188,000			10,188,000
Other comprehensive income (loss), net of income tax	1,859,000						1,859,000
ESOP shares committed to be released	1,742,000		287,000		1,455,000
Stock option expense	81,000		81,000
Treasury stock purchases (in shares)	(331,680)	(395,000)
Treasury stock purchases (in value)	(4,135,000)					(4,135,000)
Treasury stock reissued (in shares)		118,000
Treasury stock reissued (in value)	1,495,000		145,000			1,350,000
Restricted stock plan shares earned	239,000		239,000
Issuance of stock to MHC for acquisition (in value)	15,500,000	104,000	15,396,000
Issuance of stock to MHC for acquisition (in shares)		1,044,000
Balance (in value) at Jun. 30, 2014	494,676,000	7,378,000	231,870,000	336,355,000	(3,879,000)	(74,768,000)	(2,280,000)
Balance (in shares) at Jun. 30, 2014	67,267,865	67,268,000
Net Income	5,092,000			5,092,000
Other comprehensive income (loss), net of income tax	(2,028,000)						(2,028,000)
ESOP shares committed to be released	1,053,000		326,000		727,000
Stock option expense	100,000		100,000
Treasury stock reissued (in shares)	107,382	107,000
Treasury stock reissued (in value)	1,365,000		132,000			1,233,000
Restricted stock plan shares earned	164,000		164,000
Settlement of stock options with cash in lieu of shares, value	(7,188,000)		(7,188,000)
Balance (in value) at Dec. 31, 2014	$ 493,234,000	$ 7,378,000	$ 225,404,000	$ 341,447,000	$ (3,152,000)	$ (73,535,000)	$ (4,308,000)
Balance (in shares) at Dec. 31, 2014	67,375,247	67,375,000